INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Right-of-use assets [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Effect of movement in exchange rates	$ 74,099	$ (19,555)
Deferred Tax Assets [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Balance	220,469	26,069
Recognized in profit or loss	109,836	198,346
Effect of movement in exchange rates	15,272	(3,946)
Balance	345,577	220,469
Deferred Tax Liabilities [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Balance	(223,171)	(25,331)
Addition from business combinations	(702,954)
Recognized in profit or loss	74,495	(201,932)
Effect of movement in exchange rates	(13,844)	4,092
Balance	(865,474)	(223,171)
Deferred Tax Liabilities [Member] | Right-of-use assets [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Balance	(207,311)	(13,334)
Addition from business combinations	0
Recognized in profit or loss	47,152	(197,631)
Effect of movement in exchange rates	(11,512)	3,654
Balance	(171,671)	(207,311)
Deferred Tax Liabilities [Member] | Asset appreciation from business combinations [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Balance	0	0
Addition from business combinations	(702,954)
Recognized in profit or loss	47,091	0
Effect of movement in exchange rates	(1,064)	0
Balance	(656,927)	0
Lease liabilities [Member] | Deferred Tax Assets [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Balance	206,140	14,335
Recognized in profit or loss	(26,738)	195,453
Effect of movement in exchange rates	11,784	(3,648)
Balance	191,186	206,140
Tax Losses Carried Forward [Member] | Deferred Tax Assets [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Balance	0	11,734
Recognized in profit or loss	0	(11,675)
Effect of movement in exchange rates	0	(59)
Balance	0	0
Allowance for credit losses [Member] | Deferred Tax Assets [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Balance	14,329	0
Recognized in profit or loss	136,574	14,568
Effect of movement in exchange rates	3,488	(239)
Balance	154,391	14,329
Accelerated tax depreciation [Member] | Deferred Tax Liabilities [Member]
INCOME TAX EXPENSES - Schedule of Movement in Deferred Tax Balances (Details) [Line Items]
Balance	(15,860)	(11,997)
Addition from business combinations	0
Recognized in profit or loss	(19,748)	(4,301)
Effect of movement in exchange rates	(1,268)	438
Balance	$ (36,876)	$ (15,860)